Capital stock (Tables)	12 Months Ended
Aug. 31, 2025
Capital stock
Summary of issued capital

	As at	As at
	August 31,	August 31,
	2025	2024
	$	$
4,907,137 Voting Common Shares (2024 – 16,350)	67,116,420	42,001,705
48 Pre-Funded Warrants (2024 – 48)	28,252	28,252
	67,144,672	42,029,957